Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 25, 2021
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 25, 2021
Effective Date	dei_DocumentEffectiveDate	May 25, 2021
Prospectus Date	rr_ProspectusDate	May 25, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Nasdaq-100 Index | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USNQX
Nasdaq-100 Index | R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URNQX